VIRTUS MULTI-SECTOR FIXED INCOME SERIES
Virtus Multi-Sector Fixed Income Series
Fund Summary Investment Objective
Long-term total return.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus Multi-Sector Fixed Income Series (the “Series”). The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	VIRTUS MULTI-SECTOR FIXED INCOME SERIES
Shareholder Fee, Other	none

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses		VIRTUS MULTI-SECTOR FIXED INCOME SERIES
Management Fees		0.50%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.21%
Total Annual Series Operating Expenses	[1]	0.96%
[1]	Restated to reflect current expenses.

Example
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
VIRTUS MULTI-SECTOR FIXED INCOME SERIES	98	306	531	1,178

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies
The Series seeks to generate high current income and total return by applying extensive credit research and a time-tested approach to capitalize on opportunities across undervalued sectors of the bond market. The portfolio seeks diversification among 14 sectors in order to increase return potential and reduce risk.
Under normal circumstances, the Series invests at least 80% of its assets in fixed income securities. As of the date of this Prospectus, the subadviser intends to invest the Series’ assets in the following sectors of fixed income securities:
  Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”) and other pass-through securities;
  Debt securities issued by foreign issuers, including foreign governments and their political subdivisions and issuers located in emerging market countries (limited to 50% of the Series’ assets);
  Investment grade securities; and
  High yield-high risk fixed income securities of U.S. issuers (so called “junk bonds”) (limited to 50% of the Series’ assets).
The Series may invest in all or some of these sectors.

Principal Risks
The Series may not achieve its objective, and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the Series are:
>	Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.
>	Emerging Market Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.
>	High Yield-High Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the Series’ portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.
>	Interest Rate Risk. The risk that when interest rates rise, the values of the Series’ debt securities, especially those with longer maturities, will fall.
>	Long-Term Maturities/Durations Risk. The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.
>	Market Volatility Risk. The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
>	Mortgage-Backed and Asset-Backed Securities Risk. The risk that the impairment of the value of collateral underlying a mortgage-backed or asset-backed security, such as due to non-payment of loans, will result in a reduction in the value of such security.
>	U.S. Government Securities Risk. The risk that the U.S. Government securities in the Series’ portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance
The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based market index. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.

Calendar Year Annual Total Return

Best Quarter: 2Q/2009: 15.10%	Worst Quarter: 4Q/2008: -11.35%	Year to date (3/31/12): 6.00%

Average Annual Total Returns (for the periods ended 12/31/11)
Average Annual Total Returns	1 Year	5 Years	10 Years
VIRTUS MULTI-SECTOR FIXED INCOME SERIES	2.99%	7.03%	7.48%
VIRTUS MULTI-SECTOR FIXED INCOME SERIES Barclays Capital U.S. Aggregate Bond Index (does not reflect fees or expenses)	7.84%	6.50%	5.78%

Updated performance information is available at virtus.com or by calling 1-800-367-5877.